Common Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Common Stock Warrants Tables
Common Stock Warrant

Common Stock warrant activity during the nine months ended September 30, 2015 was as follows:

	Common Stock Warrants Outstanding
	Warrants Outstanding	Weighted-Average Exercise Price

Balance as of December 31, 2014	10,648,389	$1.91
Granted	869,911	0.83
Cancelled/Forfeited	-	-
Exercised	(6,467,004)	0.50
Balance as of September 30, 2015	5,051,296	$1.53

	Common Warrants Outstanding
	Warrants Outstanding	Weighted-Average Exercise Price

Balance as of December 31, 2013	1,227,656	0.54
Granted	10,648,389	1.91
Cancelled/Forfeited	(1,041,565)	0.54
Exercised	(186,091)	0.54
Balance as of December 31, 2014	10,648,389	$1.91

Weighted average fair value of Common Stock warrant

The weighted average per-share fair value of each Common Stock warrant of $0.35 was determined on the date of grant using the Black-Scholes pricing model using the following weighted average assumptions:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

At issuance	65.22%	1.37%	0%	5.00